Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents and restricted cash [abstract]
Cash on hand and bank deposits	$ 881,617	$ 339,010
Demand and term deposits (1)	29,522	3,462
Cash and cash equivalents	911,139	342,472	$ 273,108	$ 508,982
Restricted cash (2)	24,299	1
Cash and cash equivalents and restricted cash	$ 935,438	$ 342,473